Applied Finance Dividend Fund
Applied Finance Dividend Fund (formerly, Toreador International Fund)
Investment Objective
The investment objective of the Applied Finance Dividend Fund (the “Dividend Fund”) is capital appreciation and income.
Fees and Expenses of the Dividend Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Dividend Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Applied Finance Dividend Fund	Investor Class	Institutional Class
Maximum deferred sales charge (load) (as a percentage of the NAV at time of purchase)	none	none
Redemption Fee as a % of the amount redeemed (if applicable, for shares redeemed within 60 days of purchase)	2.00%	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Applied Finance Dividend Fund		Investor Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees and Service Fees		0.25%	none
Shareholder Services Plan		0.23%	0.07%
Other Expenses		0.69%	0.69%
Total Other Expenses	[1]	0.92%	0.76%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	2.08%	1.67%
Less Fee Waivers and/or Expense Reimbursements	[2]	(1.07%)	(0.91%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.01%	0.76%
[1]	Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with certain of the Fund's service providers.
[2]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Dividend Fund (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.75% of the average daily net assets of the Dividend Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Dividend Fund within three years following the date such waiver and/or reimbursement was made, provided that the Dividend Fund can make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense limitation agreement may not be terminated prior to August 31, 2020, unless mutually agreed to in writing by the parties.

Example:

The following example is intended to help you compare the cost of investing in the Dividend Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Dividend Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Applied Finance Dividend Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Investor Class	103	548	1,020	2,325
Institutional Class	78	437	822	1,900

For both share classes, your expenses would be the same as in the table above if you did not redeem your shares at the end of each period.
Portfolio Turnover

The Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Dividend Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Dividend Fund’s performance. During the most recent fiscal year ended April 30, 2019, the Dividend Fund’s portfolio turnover rate was 42.66% of the average value of its portfolio.

Principal Investment Strategies

To achieve its investment objective, the Dividend Fund will normally invest at least 80% of its net assets (including the amount of borrowing for investment purposes) in dividend-paying common and preferred stock. The Fund investments primarily in the securities of issuers that the Adviser believes to have attractive valuations, potential for long-term growth, sustainable dividends, and other financial characteristics.  Under normal circumstances, the Fund’s portfolio is composed of approximately 25 to 35 U.S.-traded stocks (including American Depository Receipts or “ADRs”). The majority of the stocks normally will have market capitalizations greater than $5 billion at the time of purchase by the Fund.

The Dividend Fund is managed via a quantitative process and analyst review. The quantitative process implements screening criteria to identify companies trading at attractive valuations, as determined by our proprietary valuation methodology, and paying dividends. The analyst oversight incorporates reviewing the companies’ financial viability, corporate strengths and weaknesses, and long-term dividend payout track records.

In selecting securities for the Dividend Fund, the Adviser may consider, but is not limited to, fundamental company analysis, broad sector analysis, and historical value measures, such as price/earnings ratios, operating profit margins and liquidation values. In determining which portfolio securities to sell, the Adviser may consider, but is not limited to, the following: (1) if the sector or security appears to be under-performing; (2) if the company’s management appears to be engaging in conduct not in the best interest of shareholders; (3) if it is necessary to sell loss positions to reduce taxable gains to Dividend Fund shareholders reflected in earlier sales of positions with gains; and (4) if it is necessary to raise funds to cover redemptions.

Principal Risks

The principal risk of investing in the Dividend Fund is that the value of its investments are subject to market, economic and business risk that may cause the Dividend Fund’s NAV to fluctuate over time. Therefore, the value of your investment in the Dividend Fund could decline and you could lose money. There is no assurance that the Adviser will achieve the Dividend Fund’s investment objective. An investment in the Dividend Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Securities Risk. Since it purchases equity securities, the Dividend Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Dividend Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Dividend Fund.

Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Market Risk. The value of securities in the Dividend Fund’s overall portfolio will fluctuate and, as a result, the Dividend Fund’s share price may decline suddenly or over a sustained period.

Management Risk. The strategies used by the Adviser may fail to produce the intended result.

Risks of Investment Selection and Asset Allocation. The Dividend Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Dividend Fund may not perform as anticipated.

Dividend Payment Risk. The Fund will normally receive income from dividends that are paid by issuers of the Fund’s investments. The amount of the dividend payments may vary and depends on performance and decisions of the issuer. Poor performance by the issuer or other factors may cause the issuer to lower or eliminate dividend payments to investors, including the Fund.

Depositary Receipts. In addition to the risk of foreign investments applicable to the underlying securities, unsponsored depositary receipts may also be subject to the risks that the foreign issuer may not be obligated to cooperate with the U.S. depository, may not provide additional financial and other information to the depository or the investor, or that such information in the U.S. market may not be current.

Performance Information

The Dividend Fund began operations on October 1, 1998 as the Third Millennium Russia Fund (the “Russia Fund “). On October 10, 2012, the Russia Fund’s name and investment policies were changed to Toreador International Fund and, on December 27, 2012, shareholders approved a new investment advisory agreement with the Adviser on behalf of the Toreador International Fund. No performance information is presented for periods before December 27, 2012. On August 31, 2019, the Fund’s name, investment objective, and principal investment strategies were changed to those stated above. The performance information presented in the chart and tables below represents the performance of the Fund during the periods it operated as the International Fund. The Fund will commence investment operations as the Dividend Fund on September 1, 2019.

The bar chart below shows the Fund’s annual returns for the Investor Class shares as of December 31, 2018. The performance of the Fund’s Institutional Class shares will differ due to differences in expenses.

The table below shows how the Fund’s average annual returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. The table also presents the impact of taxes on the Fund’s Investor Class shares.

Updated performance information is available by calling toll-free 800-673-0550.

Investor Class Year-by-Year Annual Returns as of December 31st

During the period shown, the highest quarterly return was 11.55% (quarter ended September 30, 2013) and the lowest quarterly return was -14.76% (quarter ended December 31, 2018).

Year to date return as of June 30, 2019 was 11.32%.

Average Annual Returns for the Periods Ended December 31, 2018
Average Annual Total Returns - Applied Finance Dividend Fund	1 Year		5 Years		Since Inception		Inception Date
Investor Class	(19.04%)		(2.26%)		2.02%		Dec. 27, 2012
Investor Class | Return After-Taxes on Distributions	(19.87%)		(2.66%)		1.68%		Dec. 27, 2012
Investor Class | Return After-Taxes on Distributions and Sale of Fund Shares	(11.99%)		(1.98%)		1.46%		Dec. 27, 2012
Investor Class | Morningstar® US Large-Mid Value IndexSM (TR) (reflects no deduction for fees, expenses or taxes)	(6.90%)	[1]	6.44%	[1]	10.37%	[1]	Dec. 27, 2012
Investor Class | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	(13.36%)	[1]	1.00%	[1]	4.35%	[1]	Dec. 27, 2012
Institutional Class	(18.76%)		(1.99%)		2.30%		Dec. 27, 2012
[1]	As part of the change in its investment strategy, the Dividend Fund changed its primary benchmark from the MSCI EAFE Index to the Morningstar® US Large-Mid Value IndexSM (TR). The new benchmark became effective on August 31, 2019. Under the 1940 Act and its rules, the Dividend Fund must include the MSCI EAFE Index's performance in its prospectus and shareholder reports for one year from the date of change.

After-tax returns are shown for the Investor Class shares only. After-tax returns for the Institutional Class shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Dividend Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.